DEBT AND CREDIT FACILITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
DEBT AND CREDIT FACILITIES
Components of debt and credit facilities

The components of debt and credit facilities were as follows:

(in millions)	September 30, 2021	December 31, 2020
Senior Secured Credit Facilities
2021 U.S. Dollar Term Loan	$1,500.0	$—
2017 U.S. Dollar Term Loan	—	873.0
U.S. Dollar Incremental Loan	—	149.6
Euro Term Loan	—	1,146.9
Revolving Credit Facility	—	—
2021 Senior Notes	500.0	—
2017 Senior Notes	—	548.5
Short-term borrowings	16.5	0.4
Finance lease obligations	3.9	5.2
Financing obligations	23.5	22.5
Unamortized deferred financing costs	(40.6)	(39.6)
Unamortized original issue discount	(9.0)	(6.2)
Total debt	1,994.3	2,700.3
Less: Current portion of long-term debt	(11.4)	(13.2)
Short-term borrowings	(16.5)	(0.4)
Long-term debt	$1,966.4	$2,686.7

	December 31,	December 31,
(in millions)	2020	2019
Senior Secured Credit Facilities
US Dollar Term Loan	$873.0	$882.0
US Dollar Incremental Loan	149.6	—
Euro Term Loan	1,146.9	1,062.5
Revolving Credit Facility	—	120.0
Notes	548.5	503.0
Short-term borrowings	0.4	0.6
Finance lease obligations	5.2	2.4
Financing obligations	22.5	—
Unamortized deferred financing costs	(39.6)	(44.6)
Unamortized original issue discount	(6.2)	(3.4)
Total debt	2,700.3	2,522.5
Less: Current portion of long-term debt	(13.2)	(11.2)
Short-term borrowings	(0.4)	(0.6)
Long-term debt	$2,686.7	$2,510.7

Debt redemption prices

Year	Percentage
October 1, 2024 to September 30, 2025	102.313%
October 1, 2025 to September 30, 2026	101.156%
On or after October 1, 2026	100.000%

Year	Percentage
2020	102.8%
2021	101.4%
2022 and thereafter	100.0%